Loan operations - Loan operations by type (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Financial assets	R$ 90,190,827
Expected Credit Loss	(82,811)	R$ (27,247)
Loans operations
Disclosure of financial assets [line items]
Financial assets	3,925,429	388
Expected Credit Loss	(7,101)	(2)
Total loans operations, net of Expected Loss	3,918,328	386
Retail | Pledged asset loan
Disclosure of financial assets [line items]
Financial assets	2,698,018	388
Retail | Non-pledged loan
Disclosure of financial assets [line items]
Financial assets	116,978	0
Retail | Credit card
Disclosure of financial assets [line items]
Financial assets	51,270	0
Corporate | Pledged asset loan
Disclosure of financial assets [line items]
Financial assets	946,008	0
Corporate | Non-pledged loan
Disclosure of financial assets [line items]
Financial assets	R$ 113,155	R$ 0